Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	8 Months Ended	12 Months Ended	14 Months Ended	20 Months Ended
	Sep. 26, 2023	Nov. 30, 2023	May 31, 2024	May 31, 2025	Nov. 30, 2024	May 31, 2025
Capital Group Dividend Growers ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group Dividend Growers ETF (at NAV)
Accumulated Value	$ 10,000	$ 10,509	$ 11,686		$ 12,584	$ 13,562
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index)
Accumulated Value	$ 10,000	$ 10,636	$ 12,136		$ 13,413	$ 13,793